Provision for Loan Losses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Provision for Loan Losses [Abstract]
Schedule of provision for losses

Provision for loan losses for the nine months ended September 30, 2017:

	Business loans	Personal loans	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Provision for loan losses beginning balance	$4,238,133	$2,188,174	$6,426,307
Provisions	5,350,041	14,058,265	19,408,306
Foreign currency translation adjustment	217,333	174,148	391,481
Provision for loan losses ending balance	9,805,507	$16,420,587	$26,226,094
Ending balance: individually evaluated for impairment	9,695,109	16,306,273	26,001,382
Ending balance: collectively evaluated for impairment	$110,398	$114,314	$224,712

Provision for loan losses for the nine months ended September 30, 2016:

	Business loans	Personal loans	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Provision for loan losses beginning balance	$1,053,579	$1,155,129	$2,208,708
Provisions	2,126,033	1,387,913	3,513,946
Foreign currency translation adjustment	(58,759)	(30,954)	(89,713)
Provision for loan losses ending balance	3,120,853	$2,512,088	$5,632,941
Ending balance: individually evaluated for impairment	2,846,601	1,495,876	4,342,477
Ending balance: collectively evaluated for impairment	$274,252	$1,016,212	$1,290,464

Provision for loan losses for the year ended December 31, 2016

	Business loans	Personal loans	Total
Provision for loan losses beginning balance	$1,053,579	$1,155,129	$2,208,708
Charge-offs	(91,812)	-	(91,812)
Provisions	3,492,322	1,158,565	4,650,887
Foreign currency translation adjustment	(215,956)	(125,520)	(341,476)
Provision for loan losses ending balance	4,238,133	$2,188,174	$6,426,307
Ending balance: individually evaluated for impairment	3,728,072	1,292,699	5,020,771
Ending balance: collectively evaluated for impairment	$510,061	$895,475	$1,405,536

Provision for loan losses for the year ended December 31, 2015

	Business loans	Personal loans	Total
Provision for loan losses beginning balance	$466,921	$863,863	$1,330,784
Charge-offs	(642,178)		(642,178)
Write-off in loans sold to a related party	(32,109)	(502,986)	(535,095)
Provisions	1,311,620	854,490	2,166,110
Foreign currency translation adjustment	(50,675)	(60,238)	(110,913)
Provision for loan losses ending balance	1,053,579	$1,155,129	$2,208,708
Ending balance: individually evaluated for impairment	642,051	165,596	807,647
Ending balance: collectively evaluated for impairment	$411,528	$989,533	$1,401,061